Membership Interests (Schedule Of Distributions Paid) (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Feb. 24, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends Payable [Line Items]
Amount	$ 56	$ 189	$ 283	$ 436	$ 282	$ 310
Payment One FY 2016 [Member]
Dividends Payable [Line Items]
Declaration Date		Jul. 27, 2016
Payment Date		Aug. 11, 2016
Amount		$ 68
Payment Two FY 2016 [Member]
Dividends Payable [Line Items]
Declaration Date		Apr. 27, 2016
Payment Date		May 11, 2016
Amount		$ 65
Payment Three FY 2016 [Member]
Dividends Payable [Line Items]
Declaration Date		Feb. 24, 2016
Payment Date		Feb. 25, 2016
Amount		$ 56
Payment Five FY 2015 [Member]
Dividends Payable [Line Items]
Declaration Date				Dec. 09, 2015
Payment Date				Dec. 11, 2015
Amount				$ 18
Payment Four FY 2015 [Member]
Dividends Payable [Line Items]
Declaration Date				Oct. 27, 2015
Payment Date				Nov. 09, 2015
Amount				$ 135
Payment Three FY 2015 [Member]
Dividends Payable [Line Items]
Declaration Date				Jul. 29, 2015
Payment Date				Aug. 10, 2015
Amount				$ 118
Payment Two FY 2015 [Member]
Dividends Payable [Line Items]
Declaration Date				Apr. 29, 2015
Payment Date				May 15, 2015
Amount				$ 65
Payment One FY 2015 [Member]
Dividends Payable [Line Items]
Declaration Date				Feb. 25, 2015
Payment Date				Feb. 26, 2015
Amount				$ 100
Payment Four FY 2014 [Member]
Dividends Payable [Line Items]
Declaration Date					Oct. 21, 2014
Payment Date					Oct. 22, 2014
Amount					$ 101
Payment Three FY 2014 [Member]
Dividends Payable [Line Items]
Declaration Date					Jul. 30, 2014
Payment Date					Jul. 31, 2014
Amount					$ 71
Payment Two FY 2014 [Member]
Dividends Payable [Line Items]
Declaration Date					Apr. 30, 2014
Payment Date					May 01, 2014
Amount					$ 57
Payment One FY 2014 [Member]
Dividends Payable [Line Items]
Declaration Date					Feb. 19, 2014
Payment Date					Feb. 20, 2014
Amount					$ 53